Equity (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Distributions Per Share
Ordinary income	$ 0.3168	$ 0.4107	$ 0.1320
Return of capital	$ 0.3373		$ 0.5304
Capital gains	$ 0	$ 0.2535
Distribution per share	$ 0.6692	$ 0.6642	$ 0.6624
CPA Sixteen Merger Sub [Member]
Distributions Per Share
Ordinary income	$ 0.3382	$ 0.2978
Return of capital	$ 0.1634
Capital gains		$ 0.2197
Distribution per share	$ 0.5016	$ 0.5175